Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities
Net income/(loss)	$ (80,000)	$ (180,000)
Loss attributable to noncontrolling interest	(812,000)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(892,000)	(180,000)
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operations:
Depreciation and accretion	477,000	130,000
Amortization of debt discount	50,000	1,400,000
Debt issuance costs capitalized	0	(145,000)
Stock compensation costs	0	60,000
Gain (loss) on foreign currency exchange rates	(19,000)	349,000
Fair value movement of convertible debt	2,363,000	(806,000)
Fair value movement in warrant liability	(0)	811,000
Gain on debt settlement	(5,257,000)	0
Loss on debt extinguishment	1,706,000	0
Issuance cost of put option liability (Series D) with Series D convertible preference shares	6,000	0
Gain on disposal of assets	0	(3,589,000)
Changes in assets and liabilities, net of effects of acquisitions:
Prepaid expenses and other assets	0	(3,000)
Accounts payable	247,000	4,000
Accrued liabilities	151,000	1,130,000
Payable to affiliate	0	297,000
Net Cash Used in Operating Activities	(1,169,000)	(552,000)
Cash Flows from Investing Activities:
Net Cash provided by/(used in) Investing Activities	0	0
Cash Flows from Financing Activities:
Proceeds from debt	600,000	492,000
Payments of debt principal	0	(21,000)
Net Cash provided by Financing Activities	1,500,000	471,000
Net increase/(decrease) in cash	331,000	(80,000)
Cash beginning of the year	32,000	161,000
Cash end of the year	363,000	81,000
Effect of exchange rate on cash	0	1,000
Series D Convertible Preferred Stock [Member]
Cash Flows from Financing Activities:
Net cash proceeds from issuance of Series D convertible preferred shares (includes $62 related to Put Option)	$ 900,000	$ 0